Risk Management Activities - Impact of hedged items designated in hedging relationships on OCI and net earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	$ (255)	$ 28	$ 77
Losses recognized in other comprehensive earnings	(8)	(141)	(53)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	(268)	41	77
Commodity contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive earnings	(13)	(137)	(59)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange forwards on project hedges
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	0	(1)
Foreign exchange forwards on project hedges | Property, plant and equipment
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive earnings	1	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Forward starting interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, before tax	13	(12)	0
Forward starting interest rate swaps | Interest expense
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive earnings	4	(4)	6
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0	$ 0